SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Options, Outstanding Beginning Balance	156,666	176,666	83,333
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 9.34	$ 10.98	$ 16.50
Options, Granted	2,000,000	13,333	93,333
Weighted Average Exercise Price, Granted	$ 2.30	$ 5.55	$ 6.05
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Expired		(33,333)
Weighted Average Exercise Price, Expired		$ 16.50
Options, Exercisable Beginning Balance	140,833	120,833
Weighted Average Exercise Price, Exercisable Beginning Balance	$ 8.54	$ 8.43
Options, Outstanding Ending Balance	2,156,666	156,666	176,666
Weighted Average Exercise Price, Outstanding Ending Balance	$ 2.81	$ 9.34	$ 10.98
Options, Exercisable Ending Balance	654,444	140,833	120,833
Weighted Average Exercise Price, Exercisable Ending Balance	$ 3.94	$ 8.54	$ 8.43